Commitments and Contingencies - Additional Information (Detail)	1 Months Ended						1 Months Ended								6 Months Ended
	Sep. 30, 2012 USD ($)	Feb. 28, 2011 LegalMatter	Dec. 31, 2012 USD ($)	Dec. 31, 2012 GBP (£)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 Norwegian Breakaway and Norwegian Getaway T Vessel Seat	Jun. 30, 2013 Norwegian Breakaway and Norwegian Getaway USD ($)	Jun. 30, 2013 Norwegian Breakaway and Norwegian Getaway EUR (€)	Dec. 31, 2012 Norwegian Breakaway and Norwegian Getaway USD ($)	Dec. 31, 2012 Norwegian Breakaway and Norwegian Getaway EUR (€)	Dec. 31, 2012 Breakaway Plus USD ($)	Dec. 31, 2012 Breakaway Plus EUR (€)	Oct. 31, 2012 Breakaway Plus Vessel T Seat	Jun. 30, 2013 New Breakaway Plus class ships USD ($) Seat Vessel T	Jun. 30, 2013 New Breakaway Plus class ships EUR (€)
Commitments and Contingencies Disclosure [Line Items]
Total expense related to operating lease			$ 9,500,000		$ 9,100,000	$ 12,400,000
Cruising ships to be built							2							1	2	2
Capacity of ship, tons							144,000							163,000	163,000	163,000
Capacity of ship, berths							4,000							4,200	4,200	4,200
Aggregate contract price of new ships								814,300,000	625,900,000	1,700,000,000	1,300,000,000	921,400,000	698,400,000		1,800,000,000	1,400,000,000
Export credit facility financing as percentage of contract price							90.00%							80.00%	80.00%	80.00%
Performance guarantee required to be maintained			15,000,000
Security guarantee, current value				3,200,000
Number of individual plaintiff's claims		6
Awarded wages to plaintiffs	$ 100,000
Scheduled delivery date of ships under construction							January 2014								Fourth quarter of 2015 and the first quarter of 2017	Fourth quarter of 2015 and the first quarter of 2017